UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam Diversified Income Trust

The fund's portfolio
6/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (46.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates 6.50%, 11/20/38			$265,310	$304,706

				304,706
U.S. Government Agency Mortgage Obligations (46.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 4.00%, TBA, 7/1/47			44,000,000	46,260,157

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 7/1/47			23,000,000	25,472,500
4.50%, TBA, 7/1/47			41,000,000	43,972,500
4.00%, TBA, 7/1/47			6,000,000	6,306,094
3.50%, TBA, 8/1/47			561,000,000	575,134,563
3.50%, TBA, 7/1/47			790,000,000	811,231,250
2.50%, TBA, 8/1/47			35,000,000	33,668,359
2.50%, TBA, 7/1/47			91,000,000	87,658,589

				1,629,704,012

Total U.S. government and agency mortgage obligations (cost $1,635,372,923)				$1,630,008,718

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.125%, 2/15/41(i)			$231,089	$290,484

U.S. Treasury Notes 1.125%, 9/30/21(i)			885,000	863,452

U.S. Treasury Notes 0.750%, 7/15/19(i)			165,000	163,476

U.S. Treasury Notes 0.500%, 7/31/17(i)			130,000	130,212

Total U.S. treasury obligations (cost $1,447,624)				$1,447,624

MORTGAGE-BACKED SECURITIES (45.1%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.6%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$250,392	$385,766
Ser. 4077, Class IK, IO, 5.00%, 7/15/42			17,365,192	3,536,473
Ser. 3687, Class CI, IO, 5.00%, 11/15/38			7,733,718	798,050
IFB Ser. 4678, Class MS, IO, 4.941%, 4/15/47			16,910,921	3,869,726
IFB Ser. 326, Class S2, IO, 4.791%, 3/15/44			17,174,431	3,420,563
IFB Ser. 311, Class S1, IO, 4.791%, 8/15/43			15,520,902	3,226,578
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			10,816,970	2,101,737
Ser. 4000, Class PI, IO, 4.50%, 1/15/42			14,677,867	2,558,352
Ser. 4024, Class PI, IO, 4.50%, 12/15/41			18,825,672	3,302,550
Ser. 4635, Class PI, IO, 4.00%, 12/15/46			38,265,250	6,542,592
Ser. 4462, IO, 4.00%, 4/15/45			18,344,828	3,608,061
Ser. 4193, Class PI, IO, 4.00%, 3/15/43			49,760,107	7,832,191
Ser. 4213, Class GI, IO, 4.00%, 11/15/41			27,389,642	3,593,521
Ser. 4020, Class IA, IO, 4.00%, 3/15/27			15,671,904	1,705,573
Ser. 4484, Class TI, IO, 3.50%, 11/15/44			19,900,039	2,969,086
Ser. 4105, Class HI, IO, 3.50%, 7/15/41			8,674,896	997,474
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			43,956,651	3,318,727
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			28,070,000	2,877,175
Ser. 4210, Class PI, IO, 3.00%, 12/15/41			16,777,815	1,200,662
FRB Ser. 57, Class 1AX, IO, 0.371%, 7/25/43			11,834,224	127,963
Ser. 3314, PO, zero %, 11/15/36			37,053	36,311
Ser. 3326, Class WF, zero %, 10/15/35			35,784	27,064
Ser. 1208, Class F, PO, zero %, 2/15/22			16,549	15,887

Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36			719,582	1,124,822
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			209,112	256,579
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46			24,491,143	5,805,777
Ser. 399, Class 2, IO, 5.50%, 11/25/39			45,770	10,094
Ser. 374, Class 6, IO, 5.50%, 8/25/36			1,765,469	339,908
IFB Ser. 12-36, Class SN, IO, 5.234%, 4/25/42			11,143,434	1,996,903
IFB Ser. 10-35, Class SG, IO, 5.184%, 4/25/40			13,707,937	2,707,318
Ser. 378, Class 19, IO, 5.00%, 6/25/35			1,985,700	362,390
IFB Ser. 13-18, Class SB, IO, 4.934%, 10/25/41			16,872,815	2,006,178
IFB Ser. 11-101, Class SA, IO, 4.684%, 10/25/41			41,255,895	6,343,094
Ser. 12-127, Class BI, IO, 4.50%, 11/25/42			12,220,426	2,871,154
Ser. 12-30, Class HI, IO, 4.50%, 12/25/40			15,182,298	1,774,537
Ser. 404, Class 2, IO, 4.50%, 5/25/40			160,579	34,102
Ser. 366, Class 22, IO, 4.50%, 10/25/35			737,070	29,047
Ser. 15-88, Class QI, IO, 4.00%, 10/25/44			15,815,687	2,415,723
Ser. 13-41, Class IP, IO, 4.00%, 5/25/43			27,756,404	4,546,221
Ser. 13-115, Class CI, IO, 4.00%, 2/25/43			22,638,548	2,964,427
Ser. 13-44, Class PI, IO, 4.00%, 1/25/43			10,303,830	1,574,956
Ser. 13-60, Class IP, IO, 4.00%, 10/25/42			11,983,432	1,960,382
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			3,898,131	560,270
Ser. 405, Class 2, IO, 4.00%, 10/25/40			180,872	37,686
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			57,918,988	9,169,734
Ser. 13-18, Class IN, IO, 3.50%, 3/25/43			39,098,706	5,471,981
Ser. 13-70, Class CI, IO, 3.50%, 1/25/43			10,345,696	1,113,197
Ser. 13-49, Class IP, IO, 3.50%, 12/25/42			28,083,629	3,098,467
Ser. 13-40, Class YI, IO, 3.50%, 6/25/42			26,132,772	3,602,443
Ser. 12-123, Class DI, IO, 3.50%, 5/25/41			36,774,851	5,505,195
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			50,681,657	5,509,096
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			18,196,795	1,295,612
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			12,679,702	1,027,056
Ser. 13-35, Class PI, IO, 3.00%, 2/25/42			37,585,079	2,988,014
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			24,383,914	2,431,076
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			20,941,395	1,427,365
FRB Ser. 01-50, Class B1, IO, 0.404%, 10/25/41			229,561	2,726
FRB Ser. 02-W8, Class 1, IO, 0.302%, 6/25/42			8,424,289	100,038
Ser. 99-51, Class N, PO, zero %, 9/17/29			58,535	49,755

Federal National Mortgage Association Grantor Trust
Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36			31,567	4,350
Ser. 00-T6, IO, 0.711%, 3/30/30			5,613,850	119,294

Government National Mortgage Association
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47			14,337,539	3,001,420
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46			27,666,285	5,848,929
Ser. 14-132, IO, 5.00%, 9/20/44			18,727,488	3,842,061
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44			19,673,630	3,669,476
Ser. 14-4, Class PI, IO, 5.00%, 12/16/43			11,936,812	2,283,393
Ser. 14-25, Class MI, IO, 5.00%, 11/20/43			13,669,471	2,481,829
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			7,214,979	1,526,358
Ser. 13-6, Class IC, IO, 5.00%, 1/20/43			5,981,888	1,247,523
Ser. 12-146, IO, 5.00%, 12/20/42			12,944,400	2,735,540
Ser. 13-6, Class CI, IO, 5.00%, 12/20/42			4,359,692	808,592
Ser. 13-130, Class IB, IO, 5.00%, 12/20/40			6,864,376	444,054
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			2,228,087	152,412
Ser. 11-41, Class BI, IO, 5.00%, 5/20/40			4,833,494	367,108
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			21,461,547	4,531,928
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40			16,375,133	3,416,835
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			80,153,062	16,964,636
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			49,717,795	10,570,998
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39			25,462,694	5,353,022
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39			22,694,036	4,843,895
IFB Ser. 13-129, Class SN, IO, 4.938%, 9/20/43			12,371,858	1,954,877
IFB Ser. 10-20, Class SC, IO, 4.938%, 2/20/40			9,725,835	1,682,278
IFB Ser. 13-99, Class VS, IO, 4.928%, 7/16/43			13,896,164	2,237,977
IFB Ser. 16-77, Class SC, IO, 4.888%, 10/20/45			35,402,703	7,202,921
IFB Ser. 14-60, Class SE, IO, 4.888%, 4/20/44			21,606,106	3,385,677
IFB Ser. 13-182, Class SY, IO, 4.888%, 12/20/43			14,185,253	2,803,006
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43			20,408,698	4,081,740
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43			21,845,102	4,137,156
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43			20,459,509	2,575,341
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42			5,186,498	858,988
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41			26,590,641	5,252,556
Ser. 11-140, Class BI, IO, 4.50%, 12/20/40			2,437,767	158,644
Ser. 13-167, IO, 4.50%, 9/20/40			11,482,673	1,939,930
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			12,842,511	2,516,619
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			31,120,429	6,231,430
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40			25,497,242	5,414,084
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			19,533,656	3,885,400
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39			27,141,337	4,473,978
Ser. 10-168, Class PI, IO, 4.50%, 11/20/39			7,473,305	729,544
Ser. 10-158, Class IP, IO, 4.50%, 6/20/39			9,473,464	728,320
Ser. 10-98, Class PI, IO, 4.50%, 10/20/37			830,348	5,713
IFB Ser. 14-119, Class SA, IO, 4.388%, 8/20/44			38,145,175	5,912,502
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46			29,882,326	5,201,318
Ser. 15-60, Class PI, IO, 4.00%, 4/20/45			17,390,206	3,369,352
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45			61,356,676	9,426,840
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44			34,964,777	5,948,208
Ser. 15-79, Class MI, IO, 4.00%, 5/20/44			13,923,683	2,166,107
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44			17,517,306	3,702,262
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44			16,147,691	2,841,219
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43			18,181,716	2,158,308
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			10,605,531	1,834,015
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43			11,609,474	2,104,682
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42			6,430,948	1,031,240
Ser. 12-106, Class QI, IO, 4.00%, 7/20/42			19,687,644	3,111,672
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			7,162,621	1,280,424
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41			24,694,037	3,620,805
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			55,887,425	7,065,121
Ser. 17-17, Class DI, IO, 3.50%, 9/20/43			22,367,991	2,794,151
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43			14,382,370	1,579,544
Ser. 13-76, IO, 3.50%, 5/20/43			38,235,565	6,210,220
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			29,387,203	4,460,213
Ser. 13-28, IO, 3.50%, 2/20/43			10,711,836	1,567,861
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43			24,145,857	3,743,574
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			21,913,637	3,422,253
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			16,883,803	2,638,094
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42			40,404,297	8,204,456
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42			32,066,035	6,285,809
Ser. 12-92, Class AI, IO, 3.50%, 4/20/42			16,340,657	1,545,204
Ser. 14-62, Class CI, IO, 3.50%, 2/20/42			25,282,754	2,634,210
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42			30,538,577	3,981,925
Ser. 15-131, Class BI, IO, 3.50%, 6/20/41			37,829,059	4,444,914
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			43,572,891	5,986,959
Ser. 15-17, Class LI, IO, 3.50%, 5/16/40			32,304,579	3,487,279
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39			36,360,591	4,750,715
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39			24,594,306	2,736,117
Ser. 12-48, Class AI, IO, 3.50%, 2/20/36			14,250,798	1,543,203
Ser. 13-37, Class UI, IO, 3.00%, 2/20/42			19,269,640	2,421,423
Ser. 13-41, Class MI, IO, 3.00%, 11/20/41			17,827,420	2,066,198
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66			120,228,924	15,365,256
Ser. 17-H03, Class EI, IO, 2.376%, 1/20/67			30,390,037	4,805,425
Ser. 16-H04, Class HI, IO, 2.362%, 7/20/65			65,963,732	6,912,999
Ser. 15-H10, Class BI, IO, 2.36%, 4/20/65			41,025,051	4,144,228
Ser. 16-H16, Class EI, IO, 2.351%, 6/20/66			46,986,554	5,520,920
Ser. 16-H17, Class KI, IO, 2.318%, 7/20/66			32,791,388	3,893,977
Ser. 17-H02, Class BI, IO, 2.312%, 1/20/67			27,130,192	3,611,842
Ser. 16-H24, Class JI, IO, 2.302%, 11/20/66			25,173,375	3,319,739
Ser. 17-H06, Class BI, IO, 2.286%, 2/20/67			65,861,439	8,219,508
Ser. 15-H15, Class BI, IO, 2.233%, 6/20/65			86,191,357	9,082,931
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67			69,117,296	8,273,340
Ser. 15-H18, Class BI, IO, 2.181%, 7/20/65			52,840,721	5,426,742
Ser. 17-H06, Class MI, IO, 2.173%, 2/20/67			51,863,580	6,555,557
Ser. 17-H11, Class TI, IO, 2.123%, 4/20/67			35,350,227	4,345,356
Ser. 15-H24, Class AI, IO, 1.956%, 9/20/65			46,261,781	4,658,561
Ser. 15-H20, Class BI, IO, 1.895%, 8/20/65			59,761,373	6,029,923
Ser. 15-H12, Class AI, IO, 1.853%, 5/20/65			97,080,816	8,968,132
Ser. 17-H11, Class DI, IO, 1.849%, 5/20/67			33,495,567	3,914,794
Ser. 15-H23, Class DI, IO, 1.84%, 9/20/65			46,918,302	4,449,919
Ser. 15-H15, Class AI, IO, 1.806%, 6/20/65			53,572,484	4,896,525
FRB Ser. 15-H08, Class CI, IO, 1.79%, 3/20/65			76,036,002	6,927,184
Ser. 17-H09, IO, 1.775%, 4/20/67			51,841,219	5,718,086
Ser. 17-H06, Class DI, IO, 1.769%, 2/20/67			42,523,223	4,001,435
Ser. 16-H06, Class CI, IO, 1.752%, 2/20/66			52,596,035	4,044,635
Ser. 15-H23, Class BI, IO, 1.73%, 9/20/65			87,659,750	7,600,100
Ser. 17-H10, Class MI, IO, 1.725%, 4/20/67			105,250,486	10,356,648
Ser. 15-H03, Class CI, IO, 1.719%, 1/20/65			81,445,762	7,107,527
Ser. 14-H25, Class BI, IO, 1.684%, 12/20/64			57,505,422	5,008,722
Ser. 16-H14, IO, 1.672%, 6/20/66			63,393,618	5,293,367
Ser. 16-H12, Class AI, IO, 1.662%, 7/20/65			67,172,924	5,635,540
Ser. 16-H18, IO, 1.645%, 8/20/66			71,653,996	5,932,951
Ser. 15-H01, Class BI, IO, 1.567%, 1/20/65			51,244,983	3,705,012
Ser. 17-H03, Class HI, IO, 1.543%, 1/20/67			84,167,050	7,469,826
Ser. 14-H06, Class BI, IO, 1.482%, 2/20/64			52,474,268	3,206,178
Ser. 12-H29, Class AI, IO, 1.474%, 10/20/62			34,855,321	1,718,367
Ser. 12-H29, Class FI, IO, 1.474%, 10/20/62			34,855,321	1,718,367
Ser. 06-36, Class OD, PO, zero %, 7/16/36			14,450	12,189
Ser. 06-64, PO, zero %, 4/16/34			10,687	10,593

				622,176,035
Commercial mortgage-backed securities (15.6%)

Banc of America Commercial Mortgage Trust
FRB Ser. 07-3, Class AJ, 5.874%, 6/10/49			4,551,637	4,547,086
Ser. 06-4, Class AJ, 5.695%, 7/10/46			2,092,341	2,088,949

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.407%, 2/10/51			85,087,875	42,935

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.557%, 11/10/42			7,045,000	6,040,313
FRB Ser. 05-1, Class C, 5.557%, 11/10/42			8,629,000	5,242,290

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45			6,894,000	6,721,650
Ser. 05-PWR7, Class D, 5.304%, 2/11/41			4,190,000	4,131,340
Ser. 05-PWR7, Class C, 5.235%, 2/11/41			4,945,000	4,934,121
Ser. 05-PWR7, Class B, 5.214%, 2/11/41			5,939,533	5,946,958

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.328%, 3/11/39 (In default)(NON)			8,260,000	4,222,016

CD Mortgage Trust 144A
FRB Ser. 07-CD5, Class E, 6.506%, 11/15/44			8,486,000	8,235,084
FRB Ser. 07-CD5, Class XS, IO, 0.135%, 11/15/44			46,424,375	1

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.945%, 12/15/47			13,980,000	14,099,933

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.203%, 3/15/49			1,037,024	1,032,699

Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC21, Class D, 4.996%, 5/10/47			7,280,000	6,393,296

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 6.061%, 5/15/46			6,123,000	6,180,988

COMM Mortgage Pass-Through Certificates 144A FRB Ser. 12-CR3, Class E, 4.927%, 10/15/45			8,233,000	6,861,629

COMM Mortgage Trust Ser. 06-C8, Class AJ, 5.377%, 12/10/46			3,669,485	3,700,676

COMM Mortgage Trust 144A
FRB Ser. 14-CR18, Class D, 4.893%, 7/15/47			17,857,000	15,728,446
FRB Ser. 13-CR9, Class D, 4.397%, 7/10/45			5,143,000	4,369,493
Ser. 12-LC4, Class E, 4.25%, 12/10/44			10,009,000	7,727,949
Ser. 13-LC13, Class E, 3.719%, 8/10/46			11,140,000	7,498,334
Ser. 14-CR18, Class E, 3.60%, 7/15/47			11,801,000	7,303,639

Credit Suisse Commercial Mortgage Trust FRB Ser. 06-C5, Class AX, IO, 0.867%, 12/15/39			23,221,108	104,495

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.52%, 2/15/41			10,825,000	10,256,688

Credit Suisse First Boston Mortgage Securities Corp.
Ser. 05-C5, Class F, 5.10%, 8/15/38			4,760,000	4,742,833
Ser. 05-C3, Class B, 4.882%, 7/15/37			3,475,211	3,466,523

Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%, 12/28/38 (Cayman Islands)			5,196,952	5,326,876

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.942%, 4/15/50			11,242,000	9,819,966

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C3, Class B, 4.965%, 12/10/41			516,591	520,621

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.557%, 2/10/46			1,693,000	1,627,650
FRB Ser. 05-GG4, Class XC, IO, 1.599%, 7/10/39			2,682,696	2,683

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.841%, 1/10/45			1,316,248	1,276,234
Ser. 11-GC3, Class E, 5.00%, 3/10/44			8,510,000	7,943,234

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C15, Class D, 5.232%, 11/15/45			7,929,000	7,624,229
FRB Ser. 14-C18, Class E, 4.474%, 2/15/47			7,852,000	5,616,536
FRB Ser. 14-C25, Class D, 4.096%, 11/15/47			9,103,000	7,182,267
FRB Ser. 14-C26, Class D, 4.069%, 1/15/48			16,730,000	14,023,879
Ser. 14-C25, Class E, 3.332%, 11/15/47			15,725,000	9,611,120

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.433%, 2/12/51			3,877,500	3,968,621
FRB Ser. 06-LDP7, Class B, 6.139%, 4/17/45			9,729,000	1,639,337

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.533%, 2/12/51			5,816,000	5,827,632
FRB Ser. 07-CB20, Class C, 6.533%, 2/12/51			8,098,000	7,936,040
FRB Ser. 11-C3, Class E, 5.801%, 2/15/46			6,022,000	5,988,879
FRB Ser. 12-C8, Class E, 4.807%, 10/15/45			3,743,999	3,499,312
Ser. 13-C13, Class E, 3.986%, 1/15/46			13,925,000	10,459,068
Ser. 13-C10, Class E, 3.50%, 12/15/47			9,551,000	7,109,764
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46			9,312,000	6,478,358

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41%, 6/15/31			1,208,531	1,232,623
Ser. 98-C4, Class J, 5.60%, 10/15/35			3,262,021	3,309,320

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)			3,660,000	205,838
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)			25,155,000	2,150,753

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class C, 3.345%, 4/20/48			9,081,000	7,663,456

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.542%, 2/12/51			2,001,000	2,027,013
Ser. 04-KEY2, Class D, 5.046%, 8/12/39			2,864,247	2,835,353

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 9.321%, 1/15/37			147,142	6,695
FRB Ser. 07-C5, Class X, IO, 5.504%, 12/15/49			2,218,244	15,084

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 14-C17, Class D, 4.697%, 8/15/47			24,488,000	20,517,001
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45			4,901,000	3,447,363
FRB Ser. 13-C7, Class D, 4.398%, 2/15/46			3,735,000	3,460,309
Ser. 14-C15, Class F, 4.00%, 4/15/47			8,998,000	6,273,900
Ser. 13-C13, Class F, 3.707%, 11/15/46			7,659,000	5,150,386
Ser. 14-C17, Class E, 3.50%, 8/15/47			14,427,000	9,244,822
Ser. 15-C24, Class D, 3.257%, 5/15/48			17,620,000	12,628,074

Morgan Stanley Capital I Trust
FRB Ser. 06-HQ8, Class D, 5.628%, 3/12/44			8,329,000	3,381,907
Ser. 07-HQ11, Class C, 5.558%, 2/12/44			21,393,000	6,587,974
Ser. 06-HQ10, Class B, 5.448%, 11/12/41			5,560,000	5,233,950

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class D, 6.503%, 1/11/43			7,857,000	7,813,787
FRB Ser. 08-T29, Class F, 6.503%, 1/11/43			7,212,000	6,876,642
FRB Ser. 04-RR, Class F7, 6.00%, 4/28/39			3,410,916	3,373,396

STRIPS CDO 144A Ser. 03-1A, Class N, IO, 2.097%, 3/24/18 (Cayman Islands)			1,590,000	32,754

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38			4,522,983	339,224

UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63			6,847,000	4,495,056
FRB Ser. 13-C6, Class D, 4.489%, 4/10/46			1,362,000	1,233,972
Ser. 13-C6, Class E, 3.50%, 4/10/46			18,360,000	12,958,488

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.308%, 6/15/45			20,649,000	13,318,605
FRB Ser. 05-C21, Class D, 5.468%, 10/15/44			17,760,000	17,666,648
FRB Ser. 07-C34, IO, 0.461%, 5/15/46			32,729,372	19,638

Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class E, 4.777%, 10/15/45			5,480,000	4,404,824
FRB Ser. 13-LC12, Class D, 4.431%, 7/15/46			14,132,111	13,078,364
Ser. 14-LC16, Class D, 3.938%, 8/15/50			11,962,000	9,508,951
Ser. 13-LC12, Class E, 3.50%, 7/15/46			15,829,000	10,108,399

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.861%, 11/15/44			508,000	518,871
FRB Ser. 14-C19, Class E, 5.135%, 3/15/47			6,483,000	4,709,251
Ser. 12-C6, Class E, 5.00%, 4/15/45			7,840,000	6,448,400
Ser. 11-C3, Class E, 5.00%, 3/15/44			8,644,000	7,521,144
FRB Ser. 13-UBS1, Class E, 4.78%, 3/15/46			11,752,000	8,715,283
FRB Ser. 13-C15, Class D, 4.628%, 8/15/46			19,206,996	16,660,638
FRB Ser. 12-C10, Class D, 4.594%, 12/15/45			17,626,000	15,345,636
Ser. 14-C19, Class D, 4.234%, 3/15/47			3,448,000	2,943,550
Ser. 13-C12, Class E, 3.50%, 3/15/48			15,114,000	11,122,393

				549,688,405
Residential mortgage-backed securities (non-agency) (11.9%)

BCAP, LLC Trust 144A
FRB Ser. 11-RR3, Class 3A6, 3.136%, 11/27/36			11,548,357	8,949,977
FRB Ser. 12-RR5, Class 4A8, 1.194%, 6/26/35			7,165,635	7,023,516

Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 21A1, 3.458%, 9/25/35			4,764,306	4,725,993

Bear Stearns Asset Backed Securities I Trust FRB Ser. 04-FR3, Class M6, 6.091%, 9/25/34			256,410	121,485

Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, 1.446%, 9/25/46			8,584,304	7,750,768

Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M2, 5.516%, 7/25/25 (Bermuda)			11,022,941	11,279,948

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.314%, 6/25/46			2,652,881	2,560,561
FRB Ser. 06-OA7, Class 1A2, 1.672%, 6/25/46			17,247,092	16,212,267
FRB Ser. 05-38, Class A3, 1.566%, 9/25/35			37,283,668	34,273,586
FRB Ser. 05-59, Class 1A1, 1.542%, 11/20/35			32,032,467	29,860,409
FRB Ser. 06-OA10, Class 4A1, 1.406%, 8/25/46			13,357,113	12,288,544

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class B, 12.716%, 1/25/25			13,726,036	18,770,716
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class B, 11.716%, 10/25/28			2,528,397	3,179,568
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, 11.716%, 5/25/28			8,215,427	10,450,917
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 11.216%, 7/25/28			765,772	945,972
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, 10.566%, 4/25/28			11,975,551	14,777,951
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, 8.766%, 12/25/27			11,458,300	13,346,413
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class B1, 6.366%, 10/25/29			6,100,000	6,673,079
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 6.366%, 11/25/28			2,950,000	3,416,486
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, 6.166%, 7/25/29			5,110,000	5,478,538

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 13.466%, 9/25/28			13,995,109	19,249,515
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, 12.966%, 10/25/28			7,745,000	10,486,692
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 12.966%, 8/25/28			11,786,831	15,854,423
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 7.116%, 10/25/28			9,077,000	10,570,692
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 6.916%, 4/25/28			26,931,500	30,661,785
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, 6.716%, 9/25/29			3,949,000	4,346,609
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, 6.516%, 10/25/28			1,320,000	1,528,141
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 6.216%, 7/25/25			18,122,293	20,128,173
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 6.216%, 7/25/25			9,376,364	10,363,767
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, 6.066%, 10/25/29			3,397,000	3,612,380
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 5.766%, 2/25/25			5,824,142	6,270,420
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, 5.566%, 4/25/29			3,300,000	3,603,924
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 5.516%, 2/25/25			6,335,537	6,868,908
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 5.466%, 4/25/29			510,000	561,733
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, 5.466%, 1/25/29			1,680,000	1,843,685
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 5.216%, 5/25/25			1,869,078	2,014,335
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 5.216%, 5/25/25			3,280,505	3,496,772
Connecticut Avenue Securities FRB Ser. 14-C03, Class 1M2, 4.216%, 7/25/24			2,097,000	2,229,300
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 3.816%, 5/25/24			877,000	924,630

Federal National Mortgage Association 144A Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, 6.966%, 7/25/29			10,840,000	12,280,208

GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, 1.396%, 5/25/36			13,411,325	6,820,740

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A1A, 1.426%, 8/25/36			3,369,619	2,830,480

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 2.808%, 9/25/35			9,149,469	9,380,194
FRB Ser. 05-AR13, Class A1C3, 1.706%, 10/25/45			17,028,782	16,633,486
FRB Ser. 05-AR19, Class A1C4, 1.616%, 12/25/45			4,051,474	3,821,756

				418,469,442

Total mortgage-backed securities (cost $1,641,362,737)				$1,590,333,882

CORPORATE BONDS AND NOTES (30.4%)(a)
			Principal amount	Value

Basic materials (3.8%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			$1,904,000	$2,013,480

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			2,255,000	2,443,856

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			2,980,000	3,058,225

Anglo American Capital PLC 144A company guaranty sr. unsec. notes 4.75%, 4/10/27 (United Kingdom)			1,130,000	1,160,849

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			1,760,000	1,971,200

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)			944,000	1,058,460

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			1,865,000	1,925,613

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			2,021,000	2,172,575

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			1,316,000	1,592,360

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			2,570,000	2,685,650

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			2,921,000	3,008,630

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			2,698,000	3,129,680

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			1,900,000	1,978,375

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			2,020,000	2,062,925

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			3,060,000	3,105,900

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			955,000	1,014,688

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			2,200,000	2,337,720

Cemex SAB de CV 144A company guaranty sr. notes 6.125%, 5/5/25 (Mexico)			800,000	862,000

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27			1,624,000	1,676,601

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			2,313,000	2,521,170

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			4,364,000	4,309,450

Constellium NV company guaranty sr. unsec. sub. notes Ser. REGS, 7.00%, 1/15/23 (Netherlands)		EUR	600,000	704,752

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			$2,370,000	2,198,175

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			2,540,000	2,501,900

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			1,596,000	1,663,830

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			2,255,000	2,204,263

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			460,000	450,800

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			1,725,000	1,763,813

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			2,841,000	2,912,025

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			3,313,000	3,445,520

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)			1,943,000	2,051,070

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)			1,263,000	1,307,205

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			2,170,000	2,468,375

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			510,000	554,625

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			915,000	958,463

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			2,298,000	2,599,613

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			2,171,000	2,507,505

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			1,937,000	2,033,850

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			645,000	658,706

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			3,146,000	3,370,153

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			1,568,000	1,637,290

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			2,813,000	2,890,358

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)			525,000	541,406

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			2,755,000	2,951,156

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)			2,099,000	2,088,505

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)			1,181,000	1,176,571

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			2,740,000	2,822,200

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			3,000,000	3,138,750

Park-Ohio Industries, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/15/27			2,157,000	2,264,850

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			296,000	327,450

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			2,446,000	2,922,970

SPCM SA 144A sr. unsec. notes 4.875%, 9/15/25 (France)			2,430,000	2,469,488

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26			1,692,000	1,736,415

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			305,000	316,056

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			1,985,000	2,109,063

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23			1,557,000	1,617,334

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			763,000	789,705

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			672,000	654,360

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			2,181,000	2,208,263

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			1,594,000	1,641,820

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			660,000	696,300

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			2,390,000	2,521,450

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			464,000	483,720

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27			1,475,000	1,517,406

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			2,621,000	2,784,813

Venator Finance Sarl/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)			1,325,000	1,338,250

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			1,745,000	1,697,013

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			4,003,000	4,278,206

				134,065,218
Capital goods (1.9%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			4,290,000	4,418,700

ARD Finance SA sr. notes 6.625%, 9/15/23 (Luxembourg)(PIK)		EUR	600,000	731,684

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			$3,765,000	4,113,263

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			1,390,000	1,459,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			2,699,000	2,813,708

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			690,000	710,700

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			3,012,000	3,117,420

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			2,900,000	3,219,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			2,780,000	3,064,950

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			2,765,000	3,200,488

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			6,114,000	6,114,000

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22			2,460,000	2,506,125

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			2,330,000	2,446,500

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			1,150,000	1,488,972

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			3,000,000	3,480,000

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			3,298,000	3,289,755

Novafives SAS sr. sub. notes Ser. REGS, 4.50%, 6/30/21 (France)		EUR	600,000	694,075

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			$1,865,000	1,958,250

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			2,444,000	2,535,650

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			1,838,000	1,971,650

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25			405,000	423,225

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			2,920,000	3,014,900

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)			5,094,000	5,386,905

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			645,000	656,288

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			2,155,000	2,225,038

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			2,441,000	2,575,255

				67,616,001
Communication services (3.7%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			1,050,000	1,111,688

Altice Financing SA 144A company guaranty sr. unsub. notes 7.50%, 5/15/26 (Luxembourg)			670,000	743,700

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			540,000	580,500

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			5,005,000	5,311,556

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			2,830,000	3,003,338

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			2,520,000	2,686,950

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			527,000	563,890

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			5,387,000	5,656,350

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23			661,000	711,818

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20			380,000	401,968

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			2,220,000	2,453,100

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,610,000	1,639,672

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			1,212,000	1,233,210

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			1,160,000	1,238,300

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			5,050,000	5,151,505

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			2,060,000	2,281,450

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.875%, 10/15/25			1,765,000	2,124,619

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			2,010,000	2,331,600

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			1,456,000	1,361,214

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			6,600,000	6,204,000

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			890,000	825,475

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			2,251,000	2,152,519

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			475,000	391,281

Inmarsat Finance PLC company guaranty sr. unsec. unsub. notes Ser. REGS, 4.875%, 5/15/22 (United Kingdom)			1,396,000	1,416,940

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)(FWC)			2,703,000	2,699,621

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			570,000	313,500

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			3,643,000	1,921,683

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			670,000	726,950

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			3,679,000	3,844,555

SFR Group SA 144A sr. bonds 6.25%, 5/15/24 (France)			4,231,000	4,474,283

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			955,000	1,061,549

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			854,000	926,855

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			10,036,000	11,541,400

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			3,845,000	4,272,756

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			1,485,000	1,497,994

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			2,443,000	2,580,419

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			3,740,000	4,043,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23			1,889,000	1,999,374

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			1,010,000	1,083,225

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22			555,000	577,589

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			4,357,000	4,574,850

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)		EUR	2,690,000	3,355,861

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH company guaranty sr. bonds Ser. REGS, 6.25%, 1/15/29 (Germany)		EUR	4,045,000	5,231,975

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			$3,535,000	3,755,938

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)			955,000	981,263

Virgin Media Finance PLC 144A company guaranty sr. unsec. unsub. notes 4.50%, 1/15/25 (United Kingdom)		EUR	3,165,000	3,761,452

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)		GBP	1,350,000	1,807,999

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			$2,307,000	2,321,419

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			1,080,000	1,112,400

Wind Acquisition Finance SA 144A company guaranty sr. notes 4.00%, 7/15/20 (Luxembourg)		EUR	2,375,000	2,743,122

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			$4,137,000	3,415,611

Ziggo Bond Finance BV 144A sr. unsec. bonds 4.625%, 1/15/25 (Netherlands)		EUR	1,025,000	1,238,113

				129,442,274
Consumer cyclicals (4.8%)

ADT Corp. (The) company guaranty sr. unsub. notes 4.125%, 6/15/23			$671,000	665,129

Alpine Finance Merger Sub, LLC 144A sr. unsec. notes 6.875%, 8/1/25			450,000	457,875

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			1,707,000	1,783,815

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			939,000	976,560

AMC Entertainment Holdings, Inc. 144A company guaranty sr. unsec. sub. bonds 6.125%, 5/15/27			885,000	933,949

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			756,000	788,130

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			1,977,000	2,090,678

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			3,180,000	3,291,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			2,336,000	940,240

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			936,000	1,001,520

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			1,030,000	1,063,475

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			2,485,000	2,584,400

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			1,720,000	1,866,200

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			508,000	568,960

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			835,000	904,931

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			545,000	561,350

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			660,000	676,500

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			916,000	943,480

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			2,061,000	2,105,435

Cirsa Funding Luxembourg SA company guaranty sr. unsec. notes Ser. REGS, 5.875%, 5/15/23 (Luxembourg)		EUR	600,000	719,554

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			$978,000	971,888

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			4,577,000	4,703,783

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			2,770,000	2,929,275

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			1,110,000	1,176,600

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			3,775,000	4,081,719

Eldorado Resorts, Inc. 144A sr. unsec. unsub. notes 6.00%, 4/1/25			535,000	567,100

EW Scripps Co. (The) 144A company guaranty sr. unsec. notes 5.125%, 5/15/25			1,190,000	1,225,700

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			1,940,000	2,037,795

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			3,321,000	3,541,016

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			1,000,000	1,092,290

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			1,900,000	1,938,000

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	3,471,000	2,770,269

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)			$900,000	1,039,881

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)			2,290,000	2,393,050

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			1,375,000	1,395,625

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			2,080,000	2,176,200

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			2,830,000	2,893,675

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			581,000	456,085

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			1,985,000	2,007,331

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			3,985,000	4,373,538

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			4,415,000	4,613,675

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			645,000	699,825

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. bonds 7.40%, 4/1/37			675,000	511,313

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			276,000	271,515

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			1,371,000	1,350,435

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22			2,337,000	2,412,953

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			1,180,000	1,233,100

Lennar Corp. company guaranty sr. unsec. unsub. bonds 4.50%, 11/15/19			1,000,000	1,037,500

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			1,817,000	1,903,308

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			845,000	857,675

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			2,877,000	3,006,465

Matalan Finance PLC sub. notes Ser. REGS, 6.875%, 6/1/19 (United Kingdom)		GBP	600,000	730,284

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			$455,000	464,669

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			2,586,000	2,656,598

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			4,117,000	4,158,170

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			1,317,000	882,390

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			1,462,000	701,760

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			1,280,000	707,200

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			1,740,000	1,761,750

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			1,020,000	1,045,500

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			735,000	760,725

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			1,272,000	1,319,700

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			2,510,000	2,629,225

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			307,000	321,199

Owens Corning company guaranty sr. unsec. notes 4.20%, 12/1/24			2,207,000	2,302,254

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			1,260,000	1,283,625

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			4,243,000	4,380,898

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			733,000	729,335

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			1,901,000	1,912,881

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23			740,000	658,600

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			1,920,000	2,236,800

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			2,845,000	2,958,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			3,266,000	3,298,660

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			2,410,000	2,512,425

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			6,036,000	6,616,965

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			1,000,000	991,250

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			4,046,000	4,308,990

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			4,682,000	4,804,903

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			1,848,000	1,963,500

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27			1,502,000	1,511,388

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			2,830,000	2,914,900

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			3,030,000	3,048,544

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			2,045,000	2,193,467

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22			90,000	94,500

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			156,000	166,920

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			3,155,000	3,324,581

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25			1,565,000	1,525,875

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			671,000	674,355

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			2,194,000	2,298,215

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			2,003,000	1,985,474

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			1,220,000	1,203,225

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27			1,586,000	1,624,659

				168,257,224
Consumer staples (1.3%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			2,064,000	2,138,820

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)			1,575,000	1,565,062

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			3,536,000	3,664,180

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			3,921,000	4,077,840

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25			1,345,000	1,392,075

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			1,892,000	1,972,410

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			6,489,000	6,854,006

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			2,870,000	3,020,675

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			1,388,000	1,164,185

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			1,705,000	1,698,606

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			1,680,000	1,768,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			1,680,000	1,751,400

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27			1,055,000	1,077,419

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			1,799,000	1,864,214

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			440,000	453,200

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			1,115,000	1,141,481

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			1,000,000	1,002,500

Pizzaexpress Financing 2 PLC company guaranty sr. notes Ser. REGS, 6.625%, 8/1/21 (United Kingdom)		GBP	600,000	776,523

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			$1,443,000	1,486,290

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			1,559,000	1,356,330

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			3,428,000	3,153,760

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			3,982,000	3,909,826

				47,289,002
Energy (5.3%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25			965,000	1,014,456

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			5,467,000	5,508,003

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			783,000	792,788

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			2,529,000	2,554,290

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			1,042,000	1,042,000

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			270,000	237,938

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			1,102,000	738,340

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			2,849,000	1,801,993

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			1,462,000	1,536,928

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25			3,982,000	4,245,808

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27			1,595,000	1,634,875

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			302,000	271,800

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			1,419,000	1,500,593

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27			671,000	659,258

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			1,429,000	1,414,710

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			3,770,000	3,883,100

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			1,564,000	1,595,280

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			1,327,000	1,108,045

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			5,536,000	5,068,872

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			1,152,000	1,100,160

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25			1,222,000	1,222,000

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			473,000	283,800

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			1,535,000	1,462,088

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			2,756,000	2,797,340

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			720,000	716,400

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			2,159,000	2,280,444

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			3,551,000	2,787,535

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			1,145,000	853,025

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			526,000	524,685

FTS International, Inc. company guaranty sr. notes 6.25%, 5/1/22			671,000	543,510

FTS International, Inc. 144A company guaranty sr. sub. FRN 8.746%, 6/15/20			500,000	501,250

Gazprom OAO Via Gaz Capital SA 144A sr. unsec. unsub. notes 9.25%, 4/23/19 (Russia)			1,042,000	1,157,645

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			2,360,000	2,460,300

KCA Deutag UK Finance PLC 144A company guaranty sr. notes 9.875%, 4/1/22 (United Kingdom)			415,000	402,550

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			133,000	134,330

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			315,000	305,550

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)			1,700,000	1,742,500

Lukoil International Finance BV 144A company guaranty sr. unsec. unsub. bonds 6.656%, 6/7/22 (Russia)			2,380,000	2,671,074

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			253,000	196,708

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			1,051,000	811,898

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			575,000	523,250

Murray Energy Corp. 144A notes 11.25%, 4/15/21			1,480,000	1,117,400

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			2,593,000	2,729,133

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			1,765,000	1,826,775

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24			2,036,000	1,610,985

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			818,000	791,415

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			2,553,000	2,476,410

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			1,165,000	1,173,738

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)			15,245,000	16,129,210

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)			5,091,000	5,005,726

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)			5,517,000	6,344,550

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.375%, 5/23/21 (Brazil)			8,989,000	10,062,107

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)			4,019,000	4,084,309

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)			2,119,000	2,185,219

Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela)			2,797,000	1,034,890

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)			17,125,000	6,143,594

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)			24,565,000	9,089,050

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)			13,745,000	12,184,943

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.625%, 6/15/38 (Mexico)			760,000	769,500

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.50%, 6/2/41 (Mexico)			1,000,000	993,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)			1,865,000	1,818,375

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)			1,665,000	1,686,479

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)			1,637,000	1,591,213

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)			5,183,000	5,567,838

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			83,000	72,418

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			660,000	656,700

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			3,330,000	3,396,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			1,639,000	1,557,050

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			802,000	771,925

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			775,000	862,972

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27			851,000	905,866

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			1,320,000	1,277,100

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			1,635,000	1,708,575

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			3,730,000	373

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20			1,505,000	1,459,850

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			1,526,000	1,484,035

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			2,548,000	2,433,340

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			1,100,000	1,138,500

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			555,000	571,650

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			835,000	876,750

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			388,000	388,000

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			720,000	752,400

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			565,000	613,025

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			2,283,000	2,397,150

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			4,387,000	4,343,130

				186,170,387
Financials (4.9%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			2,006,000	2,026,060

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			5,718,000	7,004,550

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			1,193,000	1,255,633

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			1,221,000	1,648,350

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25			2,061,000	1,952,798

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			600,000	624,750

Banco Nacional de Costa Rica 144A sr. unsec. unsub. notes 4.875%, 11/1/18 (Costa Rica)			2,200,000	2,235,279

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			1,685,000	1,873,602

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			4,170,000	4,493,175

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			1,415,000	1,524,663

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			3,291,000	2,912,535

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			2,320,000	2,456,880

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)			785,000	947,062

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			1,433,000	1,468,825

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			1,285,000	1,363,706

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			1,422,000	838,980

Dresdner Funding Trust I jr. unsec. sub. notes 8.151%, 6/30/31			3,250,000	4,080,557

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			3,782,000	4,748,513

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			2,080,000	2,155,400

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			2,425,000	2,431,063

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			950,000	990,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24			1,110,000	1,157,286

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22			1,075,000	1,120,688

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			3,267,000	3,344,591

Intesa Sanpaolo SpA 144A company guaranty jr. unsec. sub. FRB 7.70%, perpetual maturity (Italy)			670,000	695,963

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			725,000	743,125

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			2,413,000	2,437,130

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97			2,775,000	3,912,597

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	100,000	244,698

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)			$2,300,000	2,607,625

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			1,930,000	2,007,200

MetLife, Inc. 144A jr. unsec. sub. bonds 9.25%, 4/8/38			935,000	1,386,138

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			1,255,000	1,289,513

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			3,743,000	3,827,218

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			892,000	936,600

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			1,480,000	1,555,850

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25			2,180,000	2,234,500

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			670,000	727,406

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			2,445,000	3,001,238

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			3,515,000	3,627,480

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes 3.875%, 9/12/23 (United Kingdom)			1,580,000	1,613,352

Russian Agricultural Bank OJSC Via RSHB Capital SA 144A sr. unsec. unsub. notes 5.298%, 12/27/17 (Russia)			2,500,000	2,536,538

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)			2,100,000	2,283,750

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			680,000	763,300

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			640,000	665,664

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			2,671,000	2,751,130

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			1,170,000	1,222,650

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25			1,664,000	1,701,440

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			2,178,000	2,069,100

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			1,980,000	2,088,900

UBS AG/Jersey jr. unsec. sub. FRN Ser. EMTN, 7.152%, perpetual maturity (Jersey)		EUR	2,000,000	2,358,402

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25			$1,786,000	1,817,255

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902%, 7/9/20 (Russia)			3,060,000	3,326,214

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)			1,956,000	2,166,749

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)			2,200,000	2,359,095

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)			22,451,000	23,263,412

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)			27,040,000	29,203,161

VTB Bank PJSC via VTB Eurasia DAC 144A unsec. sub. FRN 9.50%, perpetual maturity (Russia)			1,110,000	1,232,100

Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25			2,110,000	2,125,825

				171,437,639
Health care (2.2%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			2,780,000	2,672,275

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			2,705,000	2,924,592

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			482,000	495,255

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			1,466,000	1,530,138

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23			930,000	960,086

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			3,438,000	3,003,953

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			261,000	262,305

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			652,000	634,885

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			2,557,000	383,550

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			325,000	245,375

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)			665,000	684,119

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. sub. notes 5.875%, 10/15/24 (Ireland)			375,000	387,188

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)			500,000	407,500

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			1,965,000	1,650,600

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			4,173,000	3,484,455

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			2,717,000	2,832,473

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			1,642,000	1,770,897

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47			3,345,000	3,462,075

HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22			2,000,000	2,217,500

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			741,000	853,076

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			3,165,000	3,335,119

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			1,591,000	1,789,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			2,404,000	2,109,510

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			2,175,000	2,302,781

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25			395,000	397,963

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			2,396,000	2,288,180

Patheon Holdings I BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			2,673,000	2,840,063

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			2,587,000	2,664,610

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			4,990,000	5,270,189

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			1,831,000	1,885,930

Tenet Healthcare Corp. company guaranty sr. FRN 4.746%, 6/15/20			3,355,000	3,388,550

Tenet Healthcare Corp. company guaranty sr. notes 6.25%, 11/1/18			810,000	854,550

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			4,416,000	4,730,640

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			3,856,000	3,263,140

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			3,777,000	3,238,778

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21			1,062,000	958,455

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			1,705,000	1,447,102

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			1,985,000	2,086,731

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			660,000	692,175

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25			955,000	1,000,363

				77,407,001
Technology (1.3%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			3,407,000	2,734,118

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			5,466,000	6,008,533

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			2,550,000	2,767,184

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			2,670,000	2,850,225

First Data Corp. 144A notes 5.75%, 1/15/24			2,785,000	2,892,919

First Data Corp. 144A sr. notes 5.375%, 8/15/23			1,705,000	1,781,725

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			2,235,000	2,380,275

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			4,165,000	4,289,950

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			2,564,000	2,653,740

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			3,445,000	3,660,313

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			2,454,000	2,567,498

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			3,523,000	4,047,046

Techem Energy Metering Service GmbH & Co. KG 144A company guaranty sr. unsec. sub. notes 7.875%, 10/1/20 (Germany)		EUR	1,550,000	1,835,763

Trionista TopCo GmbH 144A company guaranty sr. unsec. sub. notes 6.875%, 4/30/21 (Germany)		EUR	3,425,000	4,056,875

				44,526,164
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			$4,120,000	3,903,700

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			3,607,000	3,760,298

				7,663,998
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			2,779,000	3,216,693

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			2,629,000	2,753,878

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			965,000	983,094

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			1,960,000	2,244,200

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			3,314,000	3,106,875

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			2,105,000	2,173,413

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			510,000	525,300

Centrais Electricas Brasileiras SA (Electrobras) 144A sr. unsec. unsub. notes 5.75%, 10/27/21 (Brazil)			500,000	510,000

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			2,495,000	2,789,205

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			3,157,000	3,117,538

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			1,641,000	1,692,281

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			1,191,000	1,155,270

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			785,000	832,100

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)			1,666,000	991,270

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			1,216,000	1,255,520

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27			2,133,000	2,135,666

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			1,479,000	1,527,068

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5.00%, 10/1/22			1,655,000	1,775,001

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			3,692,000	3,756,610

				36,540,982

Total corporate bonds and notes (cost $1,067,738,193)				$1,070,415,890

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (7.7%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)			$8,955,000	$9,165,443

Argentina (Republic of) sr. unsec. unsub. bonds 7.125%, 7/6/36 (Argentina)			8,856,000	8,789,580

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)			2,500,000	2,512,500

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)			10,119,000	10,483,284

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.625%, 2/21/47 (Brazil)			5,000,000	4,775,000

Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)			12,675,000	11,058,938

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.875%, 1/22/21 (Brazil)			3,755,000	3,938,056

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)		BRL	40,990	12,244,811

Buenos Aires (Province of) unsec. FRN 24.08%, 5/31/22 (Argentina)		ARS	99,370,000	6,112,732

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)			$8,610,000	8,889,825

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)			15,559,000	17,488,375

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 6.50%, 2/15/23 (Argentina)			3,890,000	3,971,690

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)			2,225,000	2,338,186

Costa Rica (Republic of) 144A sr. unsec. unsub. notes 7.00%, 4/4/44 (Costa Rica)			1,500,000	1,560,000

Egypt (Arab Republic of) 144A sr. unsec. bonds 8.50%, 1/31/47 (Egypt)			2,920,000	3,142,650

Egypt (Arab Republic of) 144A sr. unsec. notes 6.125%, 1/31/22 (Egypt)			6,415,000	6,540,388

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, 3.00%, 2/24/40 (Greece)		EUR	248,000	204,834

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/38 (Greece)(STP)		EUR	644,642	533,669

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/36 (Greece)(STP)		EUR	614,000	516,977

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/33 (Greece)(STP)		EUR	814,000	714,584

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/32 (Greece)(STP)		EUR	6,076,694	5,410,254

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/30 (Greece)(STP)		EUR	8,073,000	7,424,591

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/29 (Greece)(STP)		EUR	18,266,966	17,114,210

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/28 (Greece)(STP)		EUR	14,508,512	13,995,444

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/27 (Greece)(STP)		EUR	4,433,876	4,449,869

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/26 (Greece)(STP)		EUR	8,310,500	8,461,686

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/25 (Greece)(STP)		EUR	15,491,696	15,947,631

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/24 (Greece)(STP)		EUR	1,141,483	1,192,431

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 3.00% (3.65%, 2/24/20), 2/24/23 (Greece)(STP)		EUR	7,535,000	7,979,832

Indonesia (Republic of) 144A sr. unsec. unsub. bonds 6.625%, 2/17/37 (Indonesia)			$3,255,000	4,036,200

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)			3,250,000	3,855,313

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.125%, 1/15/45 (Indonesia)			6,310,000	6,751,700

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)			12,420,000	12,951,824

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)			5,860,000	5,889,300

Ivory Coast (Republic of) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)			8,300,000	7,995,085

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)			1,925,000	2,030,875

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)			3,715,000	6,487,319

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)			6,600,000	7,144,500

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)		TRY	16,942,000	4,904,269

United Mexican States sr. unsec. unsub. notes 4.15%, 3/28/27 (Mexico)			$8,574,000	8,885,056

United Mexican States sr. unsec. unsub. notes Ser. MTN, 4.75%, 3/8/44 (Mexico)			150,000	150,006

Venezuela (Bolivarian Republic of) sr. unsec. bonds 7.00%, 3/31/38 (Venezuela)			2,900,000	1,210,750

Vietnam (Republic of) 144A sr. unsec. bonds 4.80%, 11/19/24 (Vietnam)			600,000	630,558

Total foreign government and agency bonds and notes (cost $258,895,607)				$269,880,225

SENIOR LOANS (1.8%)(a)(c)
			Principal amount	Value

Academy, Ltd. bank term loan FRN Ser. B, 5.168%, 7/2/22			$2,247,942	$1,755,267

ASP AMC Merger Sub, Inc. bank term loan FRN Ser. B, 4.573%, 4/13/24			1,027,695	1,016,562

Asurion, LLC bank term loan FRN 8.545%, 3/3/21			2,397,000	2,406,988

Avaya, Inc. bank term loan FRN Ser. B6, 6.667%, 3/31/18 (In default)(NON)			2,165,986	1,720,155

Avaya, Inc. bank term loan FRN Ser. B7, 6.417%, 5/29/20 (In default)(NON)			2,345,156	1,883,941

BWAY Corp. bank term loan FRN Ser. B, 4.326%, 4/3/24			815,000	813,835

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			4,010,095	4,777,025

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, 4.045%, 5/8/21			4,578,230	4,595,398

Capital Automotive LP bank term loan FRN 7.03%, 3/24/25			671,000	678,829

Casella Waste Systems, Inc. bank term loan FRN Ser. B, 3.959%, 10/17/23			5,004,850	5,020,490

CCC Information Services, Inc. bank term loan FRN 7.791%, 3/30/25			808,000	826,685

Chesapeake Energy Corp. bank term loan FRN 8.686%, 8/23/21			3,300,000	3,510,375

Del Monte Foods, Inc. bank term loan FRN 8.69%, 8/18/21			1,435,000	961,450

First Data Corp. bank term loan FRN 3.716%, 4/26/24			649,537	649,131

FTS International, Inc. bank term loan FRN Ser. B, 5.795%, 4/16/21			2,205,000	1,773,188

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			3,610,740	3,321,881

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.795%, 1/30/19			2,744,000	2,230,872

Kronos, Inc./MA bank term loan FRN 9.42%, 11/1/24			1,125,000	1,163,203

Kronos, Inc./MA bank term loan FRN Ser. B, 4.68%, 11/1/23			621,443	625,205

MEG Energy Corp. bank term loan FRN 4.696%, 12/31/23			1,608,000	1,561,770

Navistar, Inc. bank term loan FRN Ser. B, 5.09%, 8/7/20			3,176,625	3,207,067

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4.339%, 10/25/20			2,203,837	1,650,123

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, 4.783%, 6/30/21			1,395,538	1,387,309

Patheon Holdings I BV bank term loan FRN Ser. B, 4.406%, 4/20/24			1,534,569	1,536,168

PetSmart, Inc. bank term loan FRN Ser. B, 4.22%, 3/10/22			725,000	671,531

Rackspace Hosting, Inc. bank term loan FRN Ser. B, 4.172%, 11/3/23			649,373	648,723

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.544%, 9/7/23			2,262,900	2,103,553

Reynolds Group Holdings, Inc. bank term loan FRN 4.045%, 2/5/23			1,672,384	1,675,362

Solenis International LP bank term loan FRN 7.952%, 7/31/22			435,000	432,825

Talbots, Inc. (The) bank term loan FRN 9.545%, 3/19/21			2,088,649	1,785,795

Talbots, Inc. (The) bank term loan FRN 5.545%, 3/19/20			2,051,865	1,918,494

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. BF1, 5.83%, 4/1/22			706,619	715,884

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, 5.06%, 11/30/23			1,176,228	1,180,639

Yonkers Racing Corp. bank term loan FRN 4.30%, 5/31/24			1,850,000	1,847,688

Total senior loans (cost $64,993,919)				$62,053,411

PURCHASED SWAP OPTIONS OUTSTANDING (0.8%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$347,862,000	$313,076

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		417,434,400	162,799

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		417,434,400	4,174

Barclays Bank PLC

(1.0625)/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.0625	GBP	47,696,800	1,707,132

(0.51)/3 month GBP-LIBOR-BBA/Sep-18	Sep-17/0.51	GBP	338,648,000	344,036

Citibank, N.A.

(2.124)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.124		$208,717,200	2,934,564

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		30,611,850	2,798,229

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		278,289,600	2,315,369

(2.506)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.506		112,986,000	1,726,426

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		139,144,200	1,391,442

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		139,144,200	1,281,518

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		89,331,000	1,077,332

(2.488)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.488		56,493,000	998,231

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		139,144,200	928,092

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		139,144,200	889,131

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		556,579,200	701,290

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		89,331,000	455,588

2.34/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.34		112,986,000	149,142

2.326/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.326		56,493,000	61,012

1.9275/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.9275		208,717,200	33,395

2.08475/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.08475		139,144,800	9,740

(2.491)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.491		139,144,800	2,783

Credit Suisse International

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		70,098,650	876,233

(2.325)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.325		208,717,200	782,690

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		70,098,650	611,961

2.06375/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.06375		655,858,400	341,046

1.446/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.446		417,434,400	58,441

(2.7225)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.7225		417,434,400	12,523

Goldman Sachs International

(1.095)/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.095	GBP	47,696,800	1,531,946

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		$69,572,100	1,077,672

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		84,600,000	806,238

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		417,434,400	455,004

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		347,862,000	274,811

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		84,600,000	175,122

(-0.108)/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/(0.108)	EUR	238,484,000	157,983

-0.108/6 month EUR-EURIBOR-Reuters/Aug-19	Aug-17/(0.108)	EUR	238,484,000	144,364

1.44/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.44		$417,434,400	50,092

JPMorgan Chase Bank N.A.

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		278,289,600	423,000

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		139,144,800	15,306

Royal Bank of Scotland PLC (The)

(0.5715)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	238,484,000	1,037,449

(0.561)/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	119,242,000	548,233

0.5715/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.5715	GBP	238,484,000	59,017

0.561/3 month GBP-LIBOR-BBA/Aug-19	Aug-17/0.561	GBP	119,242,000	26,402

Total purchased swap options outstanding (cost $32,747,940)				$29,750,034

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-17/$100.422		$418,000,000	$1,073,006

Federal National Mortgage Association 30 yr 2.50% TBA commitments (Call)	Aug-17/96.531		64,000,000	268,864

USD/CNH (Put)	Oct-17/CNH 6.70		173,132,400	330,856

USD/CNH (Put)	Oct-17/CNH 6.70		173,132,400	313,716

USD/JPY (Put)	Nov-17/JPY 107.00		103,633,500	732,067

Total purchased options outstanding (cost $5,450,189)				$2,718,509

CONVERTIBLE BONDS AND NOTES (—%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 10/1/20 (acquired 2/2/17, cost $392,302) (Cayman Islands)(RES)			$566,658	$866,987

Total convertible bonds and notes (cost $404,679)				$866,987

COMMON STOCKS (—%)(a)
			Shares	Value

Nine Point Energy(F)(NON)			29,667	$408,218

Total common stocks (cost $474,672)				$408,218

SHORT-TERM INVESTMENTS (14.7%)(a)
			Principal amount/shares	Value

Interest in $38,135,000 tri-party repurchase agreement dated 6/30/17 with Citigroup Global Markets, Inc. due 7/3/17 - maturity value of $38,138,464 for an effective yield of 1.090% (collateralized by various U.S. Treasury notes with a coupon rate of 1.250% and due dates ranging from 4/15/21 to 1/15/23, valued at $38,897,771)			$38,135,000	$38,135,000

Interest in $106,937,000 tri-party repurchase agreement dated 6/30/17 with Merrill Lynch, Pierce, Fenner & Smith, Inc. due 7/3/17 - maturity value of $106,946,713 for an effective yield of 1.090% (collateralized by a mortgage backed security with a coupon rate of 4.000% and a due date of 4/20/47, valued at $109,075,741)			106,937,000	106,937,000

Putnam Short Term Investment Fund 1.07%(AFF)		Shares	257,029,562	257,029,562

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(P)		Shares	418,000	418,000

U.S. Treasury Bills 0.869%, 7/6/17(SEGSF)(SEGCCS)			$3,614,000	3,613,772

U.S. Treasury Bills 0.864%, 8/10/17(SEG)(SEGSF)(SEGCCS)			11,261,000	11,250,640

U.S. Treasury Bills 0.849%, 8/3/17(SEGSF)(SEGCCS)			2,438,000	2,436,211

U.S. Treasury Bills 0.789%, 7/20/17(SEGSF)(SEGCCS)			2,183,000	2,182,194

U.S. Treasury Bills 0.769%, 7/13/17(SEG)(SEGSF)(SEGCCS)			97,503,000	97,482,037

Total short-term investments (cost $519,480,136)				$519,484,416

TOTAL INVESTMENTS

Total investments (cost $5,228,368,619)(b)				$5,177,367,914

FORWARD CURRENCY CONTRACTS at 6/30/17 (aggregate face value $1,735,213,082) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/19/17	$40,050,747	$39,433,136	$617,611
	Brazilian Real	Buy	7/3/17	32,202,391	33,497,342	(1,294,951)
	Brazilian Real	Sell	7/3/17	32,202,391	32,424,222	221,831
	British Pound	Sell	9/20/17	9,446,085	9,335,611	(110,474)
	Canadian Dollar	Buy	7/19/17	1,260,525	1,187,543	72,982
	Chilean Peso	Buy	7/19/17	33,478,484	33,440,815	37,669
	Chilean Peso	Sell	7/19/17	33,478,484	33,939,797	461,313
	Euro	Buy	9/20/17	18,542,471	18,236,037	306,434
	Indian Rupee	Buy	8/16/17	16,725,483	16,755,400	(29,917)
	Japanese Yen	Buy	8/16/17	9,157	9,196	(39)
	Mexican Peso	Buy	7/19/17	17,421,272	16,543,279	877,993
	Mexican Peso	Sell	7/19/17	17,421,272	16,348,332	(1,072,940)
	New Zealand Dollar	Sell	7/19/17	5,254,139	3,994,739	(1,259,400)
	Norwegian Krone	Sell	9/20/17	51,403,050	50,673,375	(729,675)
	Singapore Dollar	Buy	8/16/17	985,855	1,136,021	(150,166)
	Swedish Krona	Buy	9/20/17	17,857,402	17,375,674	481,728
Barclays Bank PLC
	Australian Dollar	Buy	7/19/17	11,452,588	11,390,313	62,275
	British Pound	Sell	9/20/17	1,488,161	1,460,621	(27,540)
	Canadian Dollar	Buy	7/19/17	35,874,349	34,743,579	1,130,770
	Canadian Dollar	Sell	7/19/17	35,874,349	35,017,983	(856,366)
	Euro	Buy	9/20/17	18,013,131	17,942,547	70,584
	Japanese Yen	Sell	8/16/17	19,869,324	19,956,923	87,599
	New Zealand Dollar	Buy	7/19/17	7,319,032	6,623,604	695,428
	Swiss Franc	Buy	9/20/17	644,188	477,725	166,463
Citibank, N.A.
	Australian Dollar	Buy	7/19/17	4,379,761	4,644,184	(264,423)
	Brazilian Real	Buy	7/3/17	16,581,696	16,736,980	(155,284)
	Brazilian Real	Sell	7/3/17	16,581,696	16,031,957	(549,739)
	Brazilian Real	Sell	10/3/17	9,130,388	9,067,336	(63,052)
	British Pound	Sell	9/20/17	466,723	461,096	(5,627)
	Canadian Dollar	Buy	7/19/17	16,445,517	16,002,275	443,242
	Euro	Buy	9/20/17	5,713,103	5,664,916	48,187
	Japanese Yen	Sell	8/16/17	16,473,198	16,533,395	60,197
	Mexican Peso	Buy	7/19/17	5,751,840	5,751,013	827
	New Taiwan Dollar	Buy	8/16/17	121,732	147,190	(25,458)
	New Zealand Dollar	Sell	7/19/17	57,973,328	55,513,988	(2,459,340)
	Norwegian Krone	Buy	9/20/17	17,921,064	17,832,349	88,715
	South African Rand	Buy	7/19/17	643,085	1,408,395	(765,310)
	Swedish Krona	Sell	9/20/17	17,057,310	16,551,078	(506,232)
Credit Suisse International
	Australian Dollar	Buy	7/19/17	4,951,879	5,006,105	(54,226)
	British Pound	Sell	9/20/17	298,311	294,764	(3,547)
	Canadian Dollar	Buy	7/19/17	18,069,421	17,390,875	678,546
	Canadian Dollar	Sell	7/19/17	18,069,421	17,936,657	(132,764)
	Japanese Yen	Sell	8/16/17	17,530,409	17,523,501	(6,908)
	New Zealand Dollar	Sell	7/19/17	6,548,826	6,502,792	(46,034)
	Norwegian Krone	Sell	9/20/17	8,633,909	8,502,398	(131,511)
	Swedish Krona	Sell	9/20/17	13,898,090	13,537,325	(360,765)
Goldman Sachs International
	Australian Dollar	Sell	7/19/17	16,855,093	16,619,353	(235,740)
	British Pound	Sell	9/20/17	1,765,976	1,744,949	(21,027)
	Canadian Dollar	Buy	7/19/17	14,279,671	13,852,448	427,223
	Euro	Buy	9/20/17	1,432,977	1,855,555	(422,578)
	Indian Rupee	Buy	8/16/17	16,463,105	16,559,375	(96,270)
	Japanese Yen	Sell	8/16/17	11,703,418	11,756,899	53,481
	New Zealand Dollar	Sell	7/19/17	3,708,967	3,715,651	6,684
	Norwegian Krone	Sell	9/20/17	35,286,865	34,773,104	(513,761)
	South African Rand	Buy	7/19/17	1,226,446	1,294,659	(68,213)
	Swedish Krona	Buy	9/20/17	28,648,846	27,700,050	948,796
	Swiss Franc	Buy	9/20/17	17,819,592	17,638,992	180,600
	Swiss Franc	Sell	9/20/17	17,662,711	17,645,221	(17,490)
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/19/17	1,713,973	1,692,461	21,512
	British Pound	Sell	9/20/17	11,038,688	10,906,029	(132,659)
	Canadian Dollar	Buy	7/19/17	17,216,935	16,975,620	241,315
	Euro	Buy	9/20/17	16,889,776	16,359,464	530,312
	New Zealand Dollar	Buy	7/19/17	28,813,839	28,257,209	556,630
	Singapore Dollar	Sell	8/16/17	17,433,597	17,272,600	(160,997)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/19/17	17,843,946	17,616,358	227,588
	Brazilian Real	Buy	7/3/17	5,735	5,685	50
	Brazilian Real	Sell	7/3/17	5,735	6,009	274
	British Pound	Sell	9/20/17	18,894,259	18,917,563	23,304
	Canadian Dollar	Buy	7/19/17	1,377,769	1,082,053	295,716
	Czech Koruna	Buy	7/19/17	18,539,486	17,056,079	1,483,407
	Czech Koruna	Sell	7/19/17	18,539,486	16,811,985	(1,727,501)
	Euro	Buy	7/19/17	17,918,089	16,762,732	1,155,357
	Euro	Sell	7/19/17	17,918,089	16,920,142	(997,947)
	Euro	Buy	9/20/17	46,661,899	46,292,020	369,879
	Japanese Yen	Buy	8/16/17	15,271,654	15,340,355	(68,701)
	Mexican Peso	Buy	7/19/17	17,235,041	17,393,015	(157,974)
	Mexican Peso	Sell	7/19/17	17,235,041	17,247,643	12,602
	New Zealand Dollar	Sell	7/19/17	2,639,194	2,823,766	184,572
	Norwegian Krone	Sell	9/20/17	18,687,405	18,279,498	(407,907)
	Swedish Krona	Buy	9/20/17	1,163,373	600,455	562,918
	Swiss Franc	Buy	9/20/17	325,500	320,055	5,445
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	7/19/17	25,968,335	25,568,669	399,666
	Czech Koruna	Buy	7/19/17	18,539,486	17,049,796	1,489,690
	Czech Koruna	Sell	7/19/17	18,539,486	16,828,815	(1,710,671)
	Euro	Buy	7/19/17	17,916,145	16,760,366	1,155,779
	Euro	Sell	7/19/17	17,916,145	16,885,070	(1,031,075)
	Euro	Buy	9/20/17	31,923,997	31,403,883	520,114
	Japanese Yen	Sell	8/16/17	16,418,996	16,492,269	73,273
	New Zealand Dollar	Buy	7/19/17	17,636,679	17,694,254	(57,575)
	Norwegian Krone	Sell	9/20/17	27,791,994	27,395,658	(396,336)
	Swedish Krona	Buy	9/20/17	18,455,714	17,693,620	762,094
	Swedish Krona	Sell	9/20/17	18,238,172	17,795,934	(442,238)
	Turkish Lira	Sell	9/20/17	4,619,930	4,550,002	(69,928)
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/19/17	333,588	244,168	(89,420)
	British Pound	Sell	9/20/17	20,399,654	19,819,264	(580,390)
	Canadian Dollar	Buy	7/19/17	355,433	217,821	137,612
	Euro	Sell	9/20/17	102,634	44,821	(57,813)
	Japanese Yen	Sell	8/16/17	683,263	686,272	3,009
	New Zealand Dollar	Buy	7/19/17	15,170,750	15,309,872	(139,122)
	Norwegian Krone	Sell	9/20/17	17,950,297	17,721,680	(228,617)
	Singapore Dollar	Buy	8/16/17	1,063,843	1,318,682	(254,839)
	Swedish Krona	Buy	9/20/17	54,507,107	52,715,044	1,792,063
UBS AG
	Australian Dollar	Sell	7/19/17	10,045,230	9,161,348	(883,882)
	British Pound	Sell	9/20/17	29,620,797	29,270,496	(350,301)
	Canadian Dollar	Buy	7/19/17	17,784,642	17,312,122	472,520
	Euro	Buy	9/20/17	18,452,565	18,203,423	249,142
	Japanese Yen	Sell	8/16/17	18,307,010	18,760,566	453,556
	New Zealand Dollar	Sell	7/19/17	14,153,871	13,555,051	(598,820)
	Norwegian Krone	Sell	9/20/17	19,314,283	19,039,603	(274,680)
	Swedish Krona	Buy	9/20/17	18,529,054	17,804,066	724,988
	Turkish Lira	Buy	9/20/17	220,624	217,502	3,122
WestPac Banking Corp.
	Australian Dollar	Sell	7/19/17	3,081,678	2,844,536	(237,142)
	Canadian Dollar	Buy	7/19/17	19,107,722	18,222,089	885,633
	Canadian Dollar	Sell	7/19/17	18,919,592	18,813,529	(106,063)
	Euro	Buy	9/20/17	349,758	352,197	(2,439)
	New Zealand Dollar	Sell	7/19/17	17,192,930	16,381,159	(811,771)

Total						$(1,393,255)

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-OAT 10 yr (Short)	211	$35,782,727	Sep-17	$268,163

Total				$268,163

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $79,312,079) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082		$139,144,800	$139
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728		139,144,800	48,701
2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404		695,724,000	146,102
2.18/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.18		139,144,800	1,260,652
Barclays Bank PLC

1.736/3 month USD-LIBOR-BBA/Sep-18	Sep-17/1.736		417,347,000	20,867
1.1625/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.1625	GBP	47,696,800	1,144,300
1.1125/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.1125	GBP	47,696,800	1,422,610
Citibank, N.A.

(1.891)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.891		$139,144,800	1,391
(2.132)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132		69,572,400	86,270
(2.152)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152		139,144,800	218,457
2.291/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.291		139,144,800	331,165
2.4175/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.4175		208,717,200	361,081
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		278,289,600	436,915
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625		556,579,200	606,671
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642		278,289,600	968,448
2.132/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132		69,572,400	987,928
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		139,144,200	1,751,825
2.152/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152		139,144,800	1,768,530
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257		139,144,200	2,604,779
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208		139,144,800	2,884,473
2.204/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.204		417,434,400	3,406,266
Credit Suisse International

(1.8225)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.8225		417,434,400	33,395
(2.15375)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.15375		327,929,250	524,687
2.465/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.465		626,151,600	538,490
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816		70,098,650	1,455,949
Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674		417,434,400	4,174
(1.9245)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.9245		417,434,400	20,872
(0.15875)/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.15875	EUR	95,393,600	38,134
(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779		$417,434,400	112,707
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419		695,724,000	132,188
0.36125/6 month EUR-EURIBOR-Reuters/Aug-22	Aug-17/0.36125	EUR	95,393,600	156,893
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		$278,289,600	169,757
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805		69,572,100	491,875
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31		69,572,100	636,585
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563		278,289,600	717,987
1.207/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.207	GBP	47,696,800	923,143
1.151/3 month GBP-LIBOR-BBA/Jul-27	Jul-17/1.151	GBP	47,696,800	1,220,090
JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799		$278,289,600	278
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534		139,144,800	758,339
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00		270,610,000	9,515,459
Royal Bank of Scotland PLC (The)

(1.005)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.005	GBP	23,848,400	17,705
(1.0436)/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.0436	GBP	47,696,800	47,834
1.267/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.267	GBP	23,848,400	450,700
1.3056/3 month GBP-LIBOR-BBA/Aug-27	Aug-17/1.3056	GBP	47,696,800	751,063

Total				$39,175,874

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $3,880,356) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-17/$100.422	$418,000,000	$3,976,016
Federal National Mortgage Association 30 yr 2.50% TBA commitments (Put)	Aug-17/96.531	64,000,000	473,600
USD/CNH (Put)	Oct-17/CNH 6.60	173,132,400	102,494
USD/CNH (Put)	Oct-17/CNH 6.60	173,132,400	92,626
USD/JPY (Put)	Nov-17/JPY 103.00	103,633,500	295,459

Total			$4,940,195

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$41,743,200	$(4,479,045)	$132,743
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	69,572,100	(1,391,442)	122,447
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	107,141
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(10,018)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	69,572,100	(2,720,269)	(130,796)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	69,572,100	(1,391,442)	(187,845)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	41,743,200	(4,479,045)	(230,005)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	41,743,200	(1,471,448)	(599,432)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	1,202,204
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	328,380
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	41,743,200	3,771,498	241,276
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	69,572,100	2,675,047	(217,065)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	118,968
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	64,702
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	69,572,100	(1,391,442)	(185,062)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	41,743,200	(582,318)	(310,569)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	96,705
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	69,572,100	(2,720,269)	(121,055)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	69,572,100	2,678,526	311,683
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	69,572,100	2,664,611	(204,542)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	54,935
(2.33)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.33	208,717,200	(1,586,251)	12,523
(2.5975)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.5975	417,434,400	(667,895)	(29,220)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	8,348,800	(1,054,036)	(53,766)
2.46/3 month USD-LIBOR-BBA/Aug-27 (Written)	Aug-17/2.46	626,151,600	2,254,146	(62,615)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	299,299
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	41,743,200	(5,828,394)	(1,099,099)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	1,486,475
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	41,743,200	3,963,517	(176,156)

Total			$(17,114,065)	$962,236

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $806,476,602) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 7/1/47	$561,000,000	7/13/17	$576,076,875
Federal National Mortgage Association, 3.00%, 7/1/47	194,000,000	7/13/17	193,742,349
Federal National Mortgage Association, 2.50%, 7/1/47	35,000,000	7/13/17	33,714,842

Total			$803,534,066

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$1,980,476,100	(E)	$4,006,429	9/20/19	1.70%	3 month USD-LIBOR-BBA	$3,295,437
		148,519,000	(E)	(918,682)	9/20/22	3 month USD-LIBOR-BBA	1.95%	(1,271,266)
		153,362,000	(E)	(1,727,380)	9/20/27	3 month USD-LIBOR-BBA	2.25%	(2,512,286)
		679,733,800	(E)	3,526,013	9/20/27	2.20%	3 month USD-LIBOR-BBA	10,085,443
		67,500	(E)	(353)	9/20/27	3 month USD-LIBOR-BBA	2.20%	(1,004)
		581,714,900	(E)	1,222,538	9/20/22	1.90%	3 month USD-LIBOR-BBA	3,990,920
		65,104,600	(E)	(689,481)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(2,072,433)
		201,676,400		(2,674)	6/27/27	2.15%	3 month USD-LIBOR-BBA	2,223,391
		83,500,000		(1,107)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(1,187,670)
		76,553,000		(619)	6/27/22	3 month USD-LIBOR-BBA	1.8165%	(479,448)
		69,572,400	(E)	(923)	7/13/27	2.18%	3 month USD-LIBOR-BBA	619,176
		55,347,000		(734)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	377,837
		262,363,500		(989)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	29,839
		262,363,500		(989)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	12,129
	AUD	220,161,000		994,334	6/28/22	2.60%	6 month AUD-BBR-BBSW	(76,674)
	AUD	755,000		(6,719)	6/28/27	6 month AUD-BBR-BBSW	3.00%	(2,493)
	BRL	710,391		(2)	1/4/21	Brazil Cetip Interbank Deposit Rate Over	0.00%	(1,238)
	BRL	108,567,431		(298)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	(1,155,438)
	BRL	49,138,089		(138)	1/2/23	0.00%	Brazil Cetip Interbank Deposit Rate Over	(1,175,587)
	BRL	54,622,907		(154)	1/2/23	Brazil Cetip Interbank Deposit Rate Over	0.00%	174,602
	BRL	208,069,281		(275)	1/2/19	0.00%	Brazil Cetip Interbank Deposit Rate Over	(185,303)
	CAD	21,855,000	(E)	(114,263)	9/20/27	3 month CAD-BA-CDOR	1.95%	(376,496)
	CAD	79,518,000	(E)	(153,260)	9/20/22	3 month CAD-BA-CDOR	1.60%	(712,668)
	CAD	102,071,000		(620)	6/23/22	1.505%	3 month CAD-BA-CDOR	852,115
	CHF	138,640,000	(E)	(143,906)	9/20/22	6 month CHF-LIBOR-BBA	0.30%	711,298
	CHF	18,125,000	(E)	(27,660)	9/20/27	6 month CHF-LIBOR-BBA	0.15%	(270,115)
	EUR	46,104,000	(E)	(183)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.124%	39,257
	EUR	46,104,000	(E)	(183)	2/18/20	1 day EUR-EURIBOR-REUTERS	0.104%	28,516
	EUR	156,055,000		(1,365)	4/26/22	0.21%	6 month EUR-EURIBOR-REUTERS	199,523
	EUR	156,268,000		(1,373)	5/4/22	0.21%	6 month EUR-EURIBOR-REUTERS	244,723
	EUR	229,189,000	(E)	326,523	9/20/22	6 month EUR-EURIBOR-REUTERS	0.20%	(1,369,997)
	EUR	267,355,000	(E)	53,365	9/20/27	6 month EUR-EURIBOR-REUTERS	0.80%	(4,439,999)
	GBP	20,294,000	(E)	(377)	1/19/32	1.912%	6 month GBP-LIBOR-BBA	(216,511)
	GBP	172,622,000	(E)	628,305	9/20/22	0.75%	6 month GBP-LIBOR-BBA	3,710,295
	GBP	10,462,000	(E)	20,179	9/20/27	1.15%	6 month GBP-LIBOR-BBA	305,894
	HUF	3,047,000,000		(138)	2/28/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.65%	489,247
	HUF	14,068,300,000		(181)	2/28/19	0.715%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(379,358)
	HUF	8,724,120,000		(112)	3/1/19	0.69%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(218,463)
	HUF	1,978,490,000		(90)	3/1/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.60%	282,148
	HUF	6,659,130,000		(86)	3/20/19	0.745%	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	(191,549)
	HUF	1,482,360,000		(67)	3/20/27	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY	2.905%	354,872
	MXN	603,433,000		—	1/1/26	1 month MXN-TIIE-BANXICO	6.16%	(2,035,747)
	MXN	470,245,000		—	10/6/21	1 month MXN-TIIE-BANXICO	5.93%	(811,117)
	MXN	112,370,000		(74)	12/24/26	8.12%	1 month MXN-TIIE-BANXICO	(432,851)
	MXN	134,710,000		(87)	1/7/27	8.20%	1 month MXN-TIIE-BANXICO	(564,787)
	MXN	85,575,000		(91)	3/12/32	1 month MXN-TIIE-BANXICO	7.67%	98,288
	MXN	135,080,000		(143)	4/22/32	1 month MXN-TIIE-BANXICO	7.73%	196,769
	NOK	2,801,000	(E)	237	9/20/22	1.45%	6 month NOK-NIBOR-NIBR	1,835
	NOK	466,303,000	(E)	(137,495)	9/20/27	6 month NOK-NIBOR-NIBR	1.90%	(591,580)
	NZD	118,061,000	(E)	(312)	3/29/20	3 month NZD-BBR-FRA	3.0475%	133,873
	NZD	474,000	(E)	400	9/20/22	3 month NZD-BBR-FRA	2.75%	(2,750)
	NZD	68,135,000	(E)	(113,729)	9/20/27	3 month NZD-BBR-FRA	3.25%	(745,335)
	SEK	1,019,987,000	(E)	158,792	9/20/22	0.30%	3 month SEK-STIBOR-SIDE	1,469,991
	SEK	146,219,000	(E)	305,384	9/20/27	3 month SEK-STIBOR-SIDE	1.10%	(24,258)
	ZAR	86,586,000		(80)	10/11/26	8.32625%	3 month ZAR-JIBAR-SAFEX	(164,446)
	ZAR	345,070,000		(99)	3/9/19	3 month ZAR-JIBAR-SAFEX	7.305%	67,946
	ZAR	696,970,000		(209)	3/24/19	3 month ZAR-JIBAR-SAFEX	7.11%	(22,465)
	ZAR	159,610,000		(168)	3/24/27	7.785%	3 month ZAR-JIBAR-SAFEX	198,078

	Total			$7,194,631	$6,502,110
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$6,968,622	$—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	$31,968
Barclays Bank PLC
	1,555,361	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	4,638
	1,062,386	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	4,820
	1,010,238	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(3,140)
	4,211,998	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,483
	4,904,984	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(16,473)
	1,401,718	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(4,707)
	697,341	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,167)
	2,314,174	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,320)
	2,779,423	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(9,334)
	363,526	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	54
	1,343,224	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(5,094)
	9,162,585	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(30,771)
	7,374,490	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(22,914)
	39,614	—	1/12/39	(6.00%)1 month USD-LIBOR	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(23)
	1,162,227	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	4,003
	3,372,119	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	8,995
	4,834,087	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	16,651
	2,910,224	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	10,024
	3,691,063	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	12,714
	4,978,830	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	737
	714,378	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	106
	8,924,467	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(40,488)
	16,967,666	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(84,096)
	40,483,372	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(200,645)
	507,956	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	1,481
	15,095,456	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(62,003)
	91,536,878	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(319,202)
	55,187,056	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	29,712
	41,902,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(59,920)
	41,902,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	117,745
	48,213,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	13,167
	48,213,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(35,615)
EUR	57,000,000	—	9/15/17	(0.4975%)	Eurostat Eurozone HICP excluding tobacco	198,758
EUR	28,497,000	—	9/15/17	(0.46%)	Eurostat Eurozone HICP excluding tobacco	123,942
EUR	40,541,000	—	9/15/17	(0.435%)	Eurostat Eurozone HICP excluding tobacco	199,570
Citibank, N.A.
	$1,443,783	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(5,035)
	484,023	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,688)
Credit Suisse International
	5,099,453	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(17,783)
	25,136,978	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	(113,472)
	1,062,386	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3,705)
	4,874,634	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,624
	66,348	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	270
	1,398,494	—	1/12/42	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	5,538
	3,151,716	—	1/12/43	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	9,084
	8,583,898	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	29,568
	9,131,633	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(41,428)
	11,200,523	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(50,814)
	14,153,193	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	48,752
	3,417,844	—	1/12/44	3.00% (1 month USD-LIBOR)	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	9,315
	18,880,991	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	93,579
	3,086,962	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,300
	2,366,076	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,727
	2,684,331	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	14,559
	28,883,187	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	104,024
	5,095,191	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	18,351
	47,611,976	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	258,242
	30,010,819	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	162,775
	8,563,836	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	48,265
	20,371,113	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(100,964)
Deutsche Bank AG
	789,878	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(2,653)
	4,874,634	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	2,624
Goldman Sachs International
	4,862,207	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(2,773)
	1,221,012	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,052
	1,010,238	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	4,634
	1,693,529	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	251
	10,526,753	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,689
	10,526,753	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	58,689
	2,451,413	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,320
	920,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	496
	7,585,878	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,800
	1,703,411	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(971)
	609,329	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	328
	6,531,185	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	23,184
	542,279	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(309)
	3,394,343	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,936)
	772,477	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	2,061
	1,056,171	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(569)
	1,610,001	—	1/12/40	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	6,613
	665,062	—	1/12/39	5.50% (1 month USD-LIBOR)	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,940)
	1,325,696	—	1/12/40	(4.50%) 1 month USD-LIBOR	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	4,119
	2,762,661	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,692
	1,825,144	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	983
	3,358,176	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,808
	190,124	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	655
	2,190,254	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,179
	1,132,256	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	168
	167,241	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	90
	446,151	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	240
	152,373	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	82
	6,488	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1
	2,197,851	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	326
	11,467,557	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	63,934
	1,259,281	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	678
	2,206,867	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,258)
	14,942,294	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	83,307
	118,682	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	588
	7,168,315	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	35,528
	24,114,491	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	119,517
	21,707,946	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(98,483)
	29,920,088	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	162,283
	33,978,378	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(122,375)
	20,361,186	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	110,437
	12,724,634	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(34,679)
EUR	205,198,000	—	8/10/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(145,307)
EUR	67,760,000	—	8/11/17	(0.63%)	Eurostat Eurozone HICP excluding tobacco	(47,983)
EUR	57,000,000	—	8/31/17	(0.27%)	Eurostat Eurozone HICP excluding tobacco	430,980
EUR	57,000,000	—	9/1/17	(0.37%)	Eurostat Eurozone HICP excluding tobacco	309,888
JPMorgan Chase Bank N.A.
	$16,063,873	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	79,616
	2,039,089	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,106
	21,707,946	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(98,483)
JPMorgan Securities LLC
	8,457,912	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	37,938
	51,675,356	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(288,103)
	23,144,526	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(79,723)
	2,960,947	(7,865)	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(20,399)

Total		$(7,865)	$1,121,680

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$39,713	$581,000	5/11/63	300 bp	$(27,857)
	CMBX NA BBB- Index	BBB-/P	79,608	1,321,000	5/11/63	300 bp	(74,025)
	CMBX NA BBB- Index	BBB-/P	163,473	2,648,000	5/11/63	300 bp	(144,490)
	CMBX NA BBB- Index	BBB-/P	155,838	2,734,000	5/11/63	300 bp	(162,126)
	Credit Suisse International
	CMBX NA BB Index	—	(794,696)	45,024,000	5/11/63	(500 bp)	7,452,201
	CMBX NA BB Index	—	(1,966,276)	11,954,000	1/17/47	(500 bp)	(56,425)
	CMBX NA BBB- Index	BBB-/P	467,929	3,695,000	5/11/63	300 bp	38,201
	CMBX NA BBB- Index	BBB-/P	465,552	4,062,000	5/11/63	300 bp	(6,859)
	CMBX NA BBB- Index	BBB-/P	591,759	5,097,000	5/11/63	300 bp	(1,022)
	CMBX NA BBB- Index	BBB-/P	819,682	7,145,000	5/11/63	300 bp	(11,282)
	CMBX NA BBB- Index	BBB-/P	7,016,460	65,623,000	5/11/63	300 bp	(615,494)
	CMBX NA BBB- Index	BBB-/P	10,600,056	143,409,000	1/17/47	300 bp	(2,134,661)
	Goldman Sachs International
	CMBX NA BB Index	—	(1,867,063)	18,251,000	5/11/63	(500 bp)	1,475,912
	CMBX NA BB Index	—	(638,451)	4,219,000	1/17/47	(500 bp)	35,605
	CMBX NA BB Index	—	(570,176)	3,480,000	1/17/47	(500 bp)	(14,188)
	CMBX NA BB Index	—	(349,448)	1,721,000	1/17/47	(500 bp)	(74,490)
	CMBX NA BBB- Index	BBB-/P	101,718	1,174,000	5/11/63	300 bp	(34,819)
	CMBX NA BBB- Index	BBB-/P	105,653	1,252,000	5/11/63	300 bp	(39,954)
	CMBX NA BBB- Index	BBB-/P	108,457	1,256,000	5/11/63	300 bp	(37,616)
	CMBX NA BBB- Index	BBB-/P	156,201	1,851,000	5/11/63	300 bp	(59,070)
	CMBX NA BBB- Index	BBB-/P	153,735	1,855,000	5/11/63	300 bp	(62,001)
	CMBX NA BBB- Index	BBB-/P	211,483	1,898,000	5/11/63	300 bp	(9,255)
	CMBX NA BBB- Index	BBB-/P	222,998	2,053,000	5/11/63	300 bp	(15,766)
	CMBX NA BBB- Index	BBB-/P	222,137	2,053,000	5/11/63	300 bp	(16,627)
	CMBX NA BBB- Index	BBB-/P	111,130	2,297,000	5/11/63	300 bp	(156,011)
	CMBX NA BBB- Index	BBB-/P	267,527	2,431,000	5/11/63	300 bp	(15,199)
	CMBX NA BBB- Index	BBB-/P	193,626	2,447,000	5/11/63	300 bp	(90,960)
	CMBX NA BBB- Index	BBB-/P	292,059	2,489,000	5/11/63	300 bp	2,588
	CMBX NA BBB- Index	BBB-/P	153,612	3,151,000	5/11/63	300 bp	(212,849)
	CMBX NA BBB- Index	BBB-/P	156,347	3,152,000	5/11/63	300 bp	(210,231)
	CMBX NA BBB- Index	BBB-/P	164,933	3,162,000	5/11/63	300 bp	(202,808)
	CMBX NA BBB- Index	BBB-/P	179,679	3,660,000	5/11/63	300 bp	(245,979)
	CMBX NA BBB- Index	BBB-/P	531,088	4,362,000	5/11/63	300 bp	23,787
	CMBX NA BBB- Index	BBB-/P	612,545	4,412,000	5/11/63	300 bp	99,429
	CMBX NA BBB- Index	BBB-/P	333,479	4,895,000	5/11/63	300 bp	(235,810)
	CMBX NA BBB- Index	BBB-/P	530,599	5,080,000	5/11/63	300 bp	(60,205)
	CMBX NA BBB- Index	BBB-/P	813,198	11,667,000	1/17/47	300 bp	(222,831)
	CMBX NA BBB- Index	BBB-/P	1,563,743	21,156,000	1/17/47	300 bp	(314,910)
	JPMorgan Securities LLC
	CMBX NA BB Index	—	(371,316)	2,561,000	5/11/63	(500 bp)	97,774
	CMBX NA BB Index	—	(98,384)	740,000	5/11/63	(500 bp)	37,159
	CMBX NA BB Index	—	(95,931)	667,000	5/11/63	(500 bp)	26,241
	CMBX NA BB Index	—	(1,084,804)	6,944,000	1/17/47	(500 bp)	24,616
	CMBX NA BB Index	—	(819,751)	4,986,000	1/17/47	(500 bp)	(23,154)
	CMBX NA BB Index	—	(744,943)	4,662,000	1/17/47	(500 bp)	(111)
	CMBX NA BB Index	—	(473,903)	2,918,000	1/17/47	(500 bp)	(7,704)
	CMBX NA BB Index	—	(175,583)	1,156,000	1/17/47	(500 bp)	9,107
	CMBX NA BBB- Index	BBB-/P	104,599	918,000	5/11/63	300 bp	(2,164)
	CMBX NA BBB- Index	BBB-/P	175,705	1,419,000	5/11/63	300 bp	10,676
	CMBX NA BBB- Index	BBB-/P	66,488	1,505,000	5/11/63	300 bp	(108,544)
	CMBX NA BBB- Index	BBB-/P	97,275	1,577,000	5/11/63	300 bp	(86,130)
	CMBX NA BBB- Index	BBB-/P	135,355	1,587,000	5/11/63	300 bp	(49,213)
	CMBX NA BBB- Index	BBB-/P	231,995	1,589,000	5/11/63	300 bp	47,194
	CMBX NA BBB- Index	BBB-/P	182,273	1,634,000	5/11/63	300 bp	(7,761)
	CMBX NA BBB- Index	BBB-/P	224,000	1,792,000	5/11/63	300 bp	15,590
	CMBX NA BBB- Index	BBB-/P	157,917	1,855,000	5/11/63	300 bp	(57,820)
	CMBX NA BBB- Index	BBB-/P	316,808	2,176,000	5/11/63	300 bp	63,739
	CMBX NA BBB- Index	BBB-/P	323,531	2,245,000	5/11/63	300 bp	62,438
	CMBX NA BBB- Index	BBB-/P	251,531	2,297,000	5/11/63	300 bp	(15,610)
	CMBX NA BBB- Index	BBB-/P	168,962	2,447,000	5/11/63	300 bp	(115,624)
	CMBX NA BBB- Index	BBB-/P	277,518	2,500,000	5/11/63	300 bp	(13,232)
	CMBX NA BBB- Index	BBB-/P	352,972	2,820,000	5/11/63	300 bp	25,006
	CMBX NA BBB- Index	BBB-/P	329,364	2,956,000	5/11/63	300 bp	(14,419)
	CMBX NA BBB- Index	BBB-/P	366,513	3,140,000	5/11/63	300 bp	1,331
	CMBX NA BBB- Index	BBB-/P	363,808	3,140,000	5/11/63	300 bp	(1,374)
	CMBX NA BBB- Index	BBB-/P	168,107	3,155,000	5/11/63	300 bp	(198,820)
	CMBX NA BBB- Index	BBB-/P	160,683	3,155,000	5/11/63	300 bp	(206,244)
	CMBX NA BBB- Index	BBB-/P	202,097	3,157,000	5/11/63	300 bp	(165,062)
	CMBX NA BBB- Index	BBB-/P	370,449	3,258,000	5/11/63	300 bp	(8,457)
	CMBX NA BBB- Index	BBB-/P	363,515	3,271,000	5/11/63	300 bp	(16,903)
	CMBX NA BBB- Index	BBB-/P	375,763	3,311,000	5/11/63	300 bp	(9,306)
	CMBX NA BBB- Index	BBB-/P	422,258	3,455,000	5/11/63	300 bp	20,441
	CMBX NA BBB- Index	BBB-/P	422,258	3,455,000	5/11/63	300 bp	20,441
	CMBX NA BBB- Index	BBB-/P	527,611	4,261,000	5/11/63	300 bp	32,057
	CMBX NA BBB- Index	BBB-/P	504,578	4,797,000	5/11/63	300 bp	(53,313)
	CMBX NA BBB- Index	BBB-/P	532,750	5,080,000	5/11/63	300 bp	(58,054)
	CMBX NA BBB- Index	BBB-/P	526,470	5,364,000	5/11/63	300 bp	(97,363)
	CMBX NA BBB- Index	BBB-/P	661,446	5,642,000	5/11/63	300 bp	5,282
	CMBX NA BBB- Index	BBB-/P	712,033	5,826,000	5/11/63	300 bp	34,469
	CMBX NA BBB- Index	BBB-/P	651,039	5,910,000	5/11/63	300 bp	(36,294)
	CMBX NA BBB- Index	BBB-/P	601,067	7,343,000	5/11/63	300 bp	(252,923)
	CMBX NA BBB- Index	BBB-/P	894,182	16,860,000	5/11/63	300 bp	(1,066,636)
	CMBX NA BBB- Index	—	(963,494)	10,461,000	1/17/47	(300 bp)	(34,557)
	CMBX NA BBB- Index	—	(431,022)	5,181,000	1/17/47	(300 bp)	29,051
	CMBX NA BBB- Index	—	(206,776)	2,614,000	1/17/47	(300 bp)	25,347
	CMBX NA BBB- Index	—	(62,189)	1,156,000	1/17/47	(300 bp)	40,464

	Total		$28,094,731	$1,483,534

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 28 Index	B+/P	$13,508,679	$183,040,000	6/20/22	500 bp	$609,525

	Total		$13,508,679	$609,525

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan (Offshore)
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar
ZAR	South African Rand
Key to holding's abbreviations
bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,524,004,583.
(b)	The aggregate identified cost on a tax basis is $5,341,568,190, resulting in gross unrealized appreciation and depreciation of $41,333,495 and $205,533,771, respectively, or net unrealized depreciation of $164,200,276.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $866,987, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

	Short-term investments
	Putnam Short Term Investment Fund**	$187,111,979	$613,965,446	$544,047,863	$1,305,423	$257,029,562
	Total Short-term investments	$187,111,979	$613,965,446	$544,047,863	$1,305,423	$257,029,562
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $1,775,219,198 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	87.7%
	Russia	1.7
	Greece	1.6
	Brazil	1.5
	Argentina	1.3
	Canada	1.1
	Mexico	0.8
	Indonesia	0.7
	United Kingdom	0.6
	Luxembourg	0.5
	Other	2.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,087,038 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $40,648,716 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $37,788,151 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Energy	$—	$408,218	$—
Total common stocks	—	408,218	—
Convertible bonds and notes	—	866,987	—
Corporate bonds and notes	—	1,070,415,517	373
Foreign government and agency bonds and notes	—	269,880,225	—
Mortgage-backed securities	—	1,572,020,036	18,313,846
Purchased options outstanding	—	2,718,509	—
Purchased swap options outstanding	—	29,750,034	—
Senior loans	—	62,053,411	—
U.S. government and agency mortgage obligations	—	1,630,008,718	—
U.S. treasury obligations	—	1,447,624	—
Short-term investments	257,447,562	262,036,854	—

Totals by level	$257,447,562	$4,901,606,133	$18,314,219

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,393,255)	$—
Futures contracts	268,163	—	—
Written options outstanding	—	(4,940,195)	—
Written swap options outstanding	—	(39,175,874)	—
Forward premium swap option contracts	—	962,236	—
TBA sale commitments	—	(803,534,066)	—
Interest rate swap contracts	—	(692,521)	—
Total return swap contracts	—	1,129,545	—
Credit default contracts	—	(39,510,351)	—

Totals by level	$268,163	$(887,154,481)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$20,757,054	$60,267,405
Foreign exchange contracts	24,396,959	24,904,154
Interest rate contracts	60,743,341	71,609,504

Total	$105,897,354	$156,781,063

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$871,100,000
Purchased currency option contracts (contract amount)		$193,300,000
Purchased swap option contracts (contract amount)		$6,277,600,000
Written TBA commitment option contracts (contract amount)		$1,260,200,000
Written currency option contracts (contract amount)		$193,300,000
Written swap option contracts (contract amount)		$6,952,500,000
Futures contracts (number of contracts)		400
Forward currency contracts (contract amount)		$3,054,800,000
Centrally cleared interest rate swap contracts (notional)		$6,306,000,000
OTC total return swap contracts (notional)		$1,735,700,000
OTC credit default contracts (notional)		$494,800,000
Centrally cleared credit default contracts (notional)		$109,300,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Credit Suisse Securities (USA), LLC (clearing broker)	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Futures Inc.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$21,642,003	$—	$—	$—	$250,550	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$21,892,553
	OTC Total return swap contracts*#	31,968	770,600	—	—	—	831,973	—	2,624	1,537,600	—	89,722	—	37,938	—	—	—	—	—	3,302,425
	OTC Credit default contracts*#	—	—	—	—	—	10,156,748	—	—	4,847,977	—	—	—	5,752,329	—	—	—	—	—	20,757,054
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	57,664	—	—	—	—	—	—	57,664
	Forward currency contracts#	3,077,561	2,213,119	—	641,168	—	678,546	—	—	1,616,784	1,349,769	4,321,112	—	—	—	4,400,616	1,932,684	1,903,328	885,633	23,020,320
	Forward premium swap option contracts#	2,134,191	183,670	—	408,388	—	—	—	—	67,458	—	1,785,774	—	—	—	—	—	—	—	4,579,481
	Purchased swap options#	480,049	2,051,168	—	17,753,284	—	2,682,894	—	—	4,673,232	—	438,306	—	—	—	1,671,101	—	—	—	29,750,034
	Purchased options#	1,062,923	—	—	—	—	—	—	—	313,716	—	1,341,870	—	—	—	—	—	—	—	2,718,509
	Repurchase agreements	—	—	—	—	38,135,000	—	—	—	—	—	—	—	—	106,937,000	—	—	—	—	145,072,000

	Total Assets	$6,786,692	$5,218,557	$21,642,003	$18,802,840	$38,135,000	$14,350,161	$250,550	$2,624	$13,056,767	$1,349,769	$7,976,784	$57,664	$5,790,267	$106,937,000	$6,071,717	$1,932,684	$1,903,328	$885,633	$251,150,040

	Liabilities:
	Centrally cleared interest rate swap contracts§	$—	$—	$18,180,330	$—	$—	$—	$439,394	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$18,619,724
	OTC Total return swap contracts*#	—	897,912	—	6,723	—	328,166	—	2,653	458,583	—	98,483	—	380,360	—	—	—	—	—	2,172,880
	OTC Credit default contracts*#	847,130	—	—	—	—	22,692,555	—	—	9,303,044	—	—	—	14,525,522	—	—	—	—	—	47,368,251
	Centrally cleared credit default contracts§	—	—	437,047	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	437,047
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	894	—	—	—	—	—	—	894
	Forward currency contracts#	4,647,562	883,906	—	4,794,465	—	735,755	—	—	1,375,079	293,656	3,360,030	—	—	—	3,707,823	1,350,201	2,107,683	1,157,415	24,413,575
	Forward premium swap option contracts#	1,375,161	495,631	—	325,597	—	—	—	—	145,601	—	1,275,255	—	—	—	—	—	—	—	3,617,245
	Written swap options#	1,455,594	2,587,777	—	16,414,199	—	2,552,521	—	—	4,624,405	—	10,274,076	—	—	—	1,267,302	—	—	—	39,175,874
	Written options#	397,953	—	—	—	—	—	—	—	92,626	—	4,449,616	—	—	—	—	—	—	—	4,940,195

	Total Liabilities	$8,723,400	$4,865,226	$18,617,377	$21,540,984	$—	$26,308,997	$439,394	$2,653	$15,999,338	$293,656	$19,457,460	$894	$14,905,882	$—	$4,975,125	$1,350,201	$2,107,683	$1,157,415	$140,745,685

	Total Financial and Derivative Net Assets	$(1,936,708)	$353,331	$3,024,626	$(2,738,144)	$38,135,000	$(11,958,836)	$(188,844)	$(29)	$(2,942,571)	$1,056,113	$(11,480,676)	$56,770	$(9,115,615)	$106,937,000	$1,096,592	$582,483	$(204,355)	$(271,782)	$110,404,355
	Total collateral received (pledged)##†	$(1,192,980)	$353,331	$—	$(1,529,350)	$38,135,000	$(11,739,477)	$—	$—	$(2,942,571)	$863,452	$(10,574,722)	$—	$(9,115,615)	$106,937,000	$1,087,038	$310,000	$(204,355)	$—
	Net amount	$(743,728)	$—	$3,024,626	$(1,208,794)	$—	$(219,359)	$(188,844)	$(29)	$—	$192,661	$(905,954)	$56,770	$—	$—	$9,554	$272,483	$—	$(271,782)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017